New And Amended Accounting Standards And Interpretations And Changes To Accounting Policies - Summary of Retrospective Application of The Accounting Policy Change Has Resulted In The Adjustments in Consolidated Balance sheet (Detail) - USD ($)
$ in Millions
	Jun. 30, 2021	Jun. 30, 2020	Jul. 01, 2019	Jul. 01, 2018
Disclosure Of Detailed Information Of Retrospective Application Of Accounting Policy Change IAS Twelve [Line Items]
Increase in Deferred tax liabilities	$ 3,314	$ 3,779
Increase in Goodwill (included within Intangible assets)	1,197	1,197
Decrease in Retained earnings	$ 46,779	$ 43,396
IAS Twelve [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure Of Detailed Information Of Retrospective Application Of Accounting Policy Change IAS Twelve [Line Items]
Increase in Deferred tax liabilities			$ 1,021
Increase in Goodwill (included within Intangible assets)			950
Decrease in Retained earnings			$ (71)	$ (71)